UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT               November 14, 2008
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]






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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


     28-01190                    Frank Russell Company
   ---------------------------------------------------------------------

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      71

Form 13F Information Table Value Total: $ 1,714,613
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE


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                                                    FORM 13F INFORMATION TABLE




COLUMN 1                            COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7    COLUMN 8

                                                              VALUE       SHRS OR   SH/ PUT/  INVSTMNT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS  CUSIP      (x$1000)    PRN AMT   PRN CALL  DISCRET   MGRS   SOLE      SHARED NONE
Advocat Inc                        COM             007586100      2,166     435,000 SH         Sole     None     435,000
Aflac Inc                          COM             001055102      1,322      22,500 SH         Sole     None      22,500
Alcatel-Lucent ADR                 SPONSORED ADR   013904305     33,721   8,781,437 SH         Sole     None   8,781,437
Altria Group Inc                   COM             02209S103     36,986   1,864,192 SH         Sole     None   1,864,192
Altus Pharmaceuticals Inc          COM             02216N105        491     446,700 SH         Sole     None     446,700
American Express                   COM             025816109        563      15,900 SH         Sole     None      15,900
Angiodynamics Inc                  COM             03475V101      3,032     191,900 SH         Sole     None     191,900
Angiotech Pharmaceuticals IN       COM             034918102        407     515,126 SH         Sole     None     515,126
Anglogold Ashanti ADR              SPONSORED ADR   035128206      2,310     100,000 SH         Sole     None     100,000
Apache Corp                        COM             037411105     21,314     204,388 SH         Sole     None     204,388
Arena Pharmaceuticals Inc          COM             040047102      1,000     200,000 SH         Sole     None     200,000
Bank Of Montreal                   COM             063671101      1,220      28,230 SH         Sole     None      28,230
Biomarin Pharmaceutica             COM             09061G101      6,784     256,100 SH         Sole     None     256,100
Boston Scientific Corp             COM             101137107     47,215   3,908,052 SH         Sole     None   3,908,052
BP ADR                             SPONSORED ADR   055622104    110,540   2,203,303 SH         Sole     None   2,203,303
Capital Sr Living                  COM             140475104      1,673     220,100 SH         Sole     None     220,100
Cisco Systems Inc                  COM             17275R102     30,899   1,369,624 SH         Sole     None   1,369,624
Citigroup Inc                      COM             172967101        794      38,700 SH         Sole     None      38,700
Coeur D'Alene Mines Corp           COM             192108108         26      16,690 SH         Sole     None      16,690
Comcast Corp                       CL A            20030N101     73,026   3,720,109 SH         Sole     None   3,720,109
Cooper Cos Inc                     COM NEW         216648402     75,672   2,217,589 SH         Sole     None   2,217,589
Covidien LTD                       COM             G2552X108     61,498   1,143,936 SH         Sole     None   1,143,936
Dr Pepper Snapple Group            COM             26138e109     33,236   1,255,121 SH         Sole     None   1,255,121
Elan plc ADR                       ADR             284131208        534      50,000 SH         Sole     None      50,000
Emageon Inc                        COM             29076V109      1,652     761,300 SH         Sole     None     761,300
Emergency Medical Services-A       CL A            29100P102      1,494      50,000 SH         Sole     None      50,000
EV3 INC                            COM             26928A200      1,857     185,000 SH         Sole     None     185,000
Everest Re                         COM             G3223R108     54,450     629,261 SH         Sole     None     629,261
Fifth Third Bancorp                COM             316773100  11,279.57     947,863 SH         Sole     None     947,863
General Electric Co                COM             369604103     52,926   2,075,535 SH         Sole     None   2,075,535
Gold Fields Ltd New Sponsored ADR  SPONSORED ADR   38059T106     43,070   4,491,104 SH         Sole     None   4,491,104
Hansen Medical                     COM             411307101      1,445     107,500 SH         Sole     None     107,500
Healthsouth Corp                   COM NEW         421924309     61,748   3,350,393 SH         Sole     None   3,350,393
Hospira Inc                        COM             441060100      4,584     120,000 SH         Sole     None     120,000
Human Genome Sciences Inc.         COM             444903108      1,270     200,000 SH         Sole     None     200,000
Idenix Pharmaceuticals Inc         COM             45166R204      2,645     365,900 SH         Sole     None     365,900
ImClone Systems Inc                COM             45245W109     66,469   1,105,824 SH         Sole     None   1,105,824
Investors Bancorp Inc              COM             46146P102        783      52,000 SH         Sole     None      52,000
JP Morgan Chase                    COM             46625H100     29,838     638,938 SH         Sole     None     638,938
Kookmin Bk ADR                     SPONSORED ADR   50049M109     27,654     605,251 SH         Sole     None     605,251
Kraft Foods Inc                    CL A            50075N104     43,331   1,323,080 SH         Sole     None   1,323,080
Liberty Entertainment              ENT COM SER A   53071M500     75,798   3,035,569 SH         Sole     None   3,035,569
Liberty Media Capital              CAP COM SER A   53071M302     10,232     764,689 SH         Sole     None     764,689
Massey Energy Co                   COM             576206106     11,712     328,338 SH         Sole     None     328,338
Medarex Inc Com                    COM             583916101      1,147     177,300 SH         Sole     None     177,300
Microsoft Corp                     COM             594918104     72,473   2,715,366 SH         Sole     None   2,715,366
Molson Coors Brewing Co            CL B            60871R209     39,454     843,940 SH         Sole     None     843,940
Newmont Mining Corp                COM             651639106     17,326     447,000 SH         Sole     None     447,000
Nitromed Inc                       COM             654798503        970   2,107,949 SH         Sole     None   2,107,949
Noble Energy Inc                   COM             655044105     22,941     412,680 SH         Sole     None     412,680
Novamed Inc                        COM             66986W108        186      39,300 SH         Sole     None      39,300
Officemax                          COM             67622P101      8,082     909,092 SH         Sole     None     909,092
Onyx Pharmaceuticals Inc           COM             683399109      2,171      60,000 SH         Sole     None      60,000
Oracle Corp                        COM             68389X105     26,589   1,309,172 SH         Sole     None   1,309,172
Panacos Pharmaceuticals Inc        COM             69811Q106        507   1,663,062 SH         Sole     None   1,663,062
People's United Financial          COM             712704105        847      44,000 SH         Sole     None      44,000
Philip Morris International        COM             718172109     85,791   1,783,593 SH         Sole     None   1,783,593
Procter & Gamble Co                COM             742718109        355       5,090 SH         Sole     None       5,090
Protective Life                    COM             743674103     44,301   1,553,866 SH         Sole     None   1,553,866
Prudential Financial Inc           COM             744320102        612       8,500 SH         Sole     None       8,500
Psychiatric Solutions              COM             74439H108      4,934     130,000 SH         Sole     None     130,000
Qualcomm Inc                       COM             747525103     13,198     307,147 SH         Sole     None     307,147
Rite-Aid                           COM             767754104        998   1,187,500 SH         Sole     None   1,187,500
Sprint Nextel Corp                 COM FON         852061100     32,471   5,323,157 SH         Sole     None   5,323,157
Stillwater Mining Co               COM             86074Q102      7,050   1,213,419 SH         Sole     None   1,213,419
Torchmark Corp                     COM             891027104     70,490   1,178,765 SH         Sole     None   1,178,765
Tyco Electronics LTD               COM NEW         G9144P105     15,187     549,074 SH         Sole     None     549,074
Vodafone Group ADR                 SPONS ADR NEW   92857W209    114,960   5,201,807 SH         Sole     None   5,201,807
Wal-Mart Stores                    COM             931142103        420       7,010 SH         Sole     None       7,010
Wyeth                              COM             983024100     79,091   2,141,073 SH         Sole     None   2,141,073
Zymogenetics Inc                   COM             98985T109      1,399     210,000 SH         Sole     None     210,000





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